UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                  Investment Company Act file number 811-21606
                                                     ---------

                             Tilson Investment Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------


            Date of reporting period: March 16, 2005 - June 30, 2005
                                      ------------------------------



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

                                                        PROXY VOTING RECORDS


                                                                                  Management's          Fund's
                   Item                  Proposals                                Recommendation        Vote              Sponsor
-----------------------------------------------------------------------------------------------------------------------------------

                                                          TILSON FOCUS FUND
                                                          -----------------

           Issuer:Federal Home Loan Mortgage
            CUSIP:313400301
           Ticker:FRE
     Meeting Date:7/15/2005

               1.1                  Elect Director Barbara T. Alexander                  For         Did not vote        Management
               1.2                  Elect Director Geoffrey T. Boisi                     For         Did not vote        Management
               1.3                  Elect Director Joan E. Donoghue                      For         Did not vote        Management
               1.4                  Elect Director Michelle Engler                       For         Did not vote        Management
               1.5                  Elect Director Richarrd Karl Goeltz                  For         Did not vote        Management
               1.6                  Elect Director Thomas S. Johnson                     For         Did not vote        Management
               1.7                  Elect Director Willaim M. Lewis                      For         Did not vote        Management
               1.8                  Elect Director Eugene M. McQuade                     For         Did not vote        Management
               1.9                  Elect Director Shaun F. O'Malley                     For         Did not vote        Management
              1.10                  Elect Director Ronald F. Poe                         For         Did not vote        Management
              1.11                  Elect Director Stephen A. Ross                       For         Did not vote        Management
              1.12                  Elect Director Richard F. Syron                      For         Did not vote        Management
              1.13                  Elect Director William J. Turner                     For         Did not vote        Management
                 2                  Ratification of the appt. of Price Waterhouse LLP    For         Did not vote        Management
                                    as independent auditors for fiscal year 2005


           Issuer:American International Group, Inc.
            CUSIP:26874107
           Ticker:AIG
     Meeting Date:8/11/2005

               1.1                  Elect Director M. Aidinoff                           For         Did not vote        Management
               1.2                  Elect Director P. Chia                               For         Did not vote        Management
               1.3                  Elect Director M. Cohen                              For         Did not vote        Management
               1.4                  Elect Director W. Cohen                              For         Did not vote        Management
               1.5                  Elect Director M. Feldstein                          For         Did not vote        Management
               1.6                  Elect Director E. Futter                             For         Did not vote        Management
               1.7                  Elect Director S. Hammerman                          For         Did not vote        Management
               1.8                  Elect Director C. Hills                              For         Did not vote        Management
               1.9                  Elect Director R. Holbrooke                          For         Did not vote        Management
              1.10                  Elect Director D. Kanak                              For         Did not vote        Management
              1.11                  Elect Director G. Miles                              For         Did not vote        Management
              1.12                  Elect Director M. Offit                              For         Did not vote        Management
              1.13                  Elect Director M. Sullivan                           For         Did not vote        Management
              1.14                  Elect Director E. Tse                                For         Did not vote        Management
              1.15                  Elect Director F. Zarb                               For         Did not vote        Management
                 2                  Ratification of independent accounts                 For         Did not vote        Management

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           Issuer:Wal-Mart Stores, Inc.
            CUSIP:N/A
           Ticker:WMT
     Meeting Date:6/3/2005

               1.1                  Elect Director James W. Breyer                       For         Did not vote        Management
               1.2                  Elect Director Michele Burns                         For         Did not vote        Management
               1.3                  Elect Director Douglas N. Daft                       For         Did not vote        Management
               1.4                  Elect Director David D. Glass                        For         Did not vote        Management
               1.5                  Elect Director Roland A. Hernandez                   For         Did not vote        Management
               1.6                  Elect Director John D. Opie                          For         Did not vote        Management
               1.7                  Elect Director J. Paul Reason                        For         Did not vote        Management
               1.8                  Elect Director H. Lee Scott, Jr.                     For         Did not vote        Management
               1.9                  Elect Director Jack C. Shewmaker                     For         Did not vote        Management
              1.10                  Elect Director Jose H. Villarreal                    For         Did not vote        Management
              1.11                  Elect Director John T. Walton                        For         Did not vote        Management
              1.12                  Elect Director Robson Walton                         For         Did not vote        Management
              1.13                  Elect Director Christopher J. Williams               For         Did not vote        Management
              1.14                  Elect Director Linda S. Wolf                         For         Did not vote        Management
                                    Approval of Wal-Mart Stores incentive plan of 2005,
                 2                  as amended                                           For         Did not vote        Management
                 3                  Ratification of independent accountants              For         Did not vote        Shareholder
                                    Shareholder proposal regarding an executive
                 4                  compensation framework                               Against     Did not vote        Shareholder
                                    Shareholder proposal regarding a "sustainability"
                 5                  report                                               Against     Did not vote        Shareholder
                                    Shareholder proposal regarding an equity
                 6                  compensation report.                                 Against     Did not vote        Shareholder
                                    Shareholder proposal regarding political
                 7                  contributions report.                                Against     Did not vote        Shareholder
                 8                  Shareholder report regarding an EEO report           Against     Did not vote        Shareholder
                                    Shareholder proposal regarding a director election
                 9                  majority vote standard                               Against     Did not vote        Shareholder
                                    Shareholder proposal regarding "performance-vesting
                10                  shares"                                              Against     Did not vote        Shareholder
                11                  Shareholder proposal regarding board independence    Against     Did not vote        Shareholder


           Issuer:CKE Restaurants, Inc
            CUSIP:243737103
           Ticker:CKR
     Meeting Date:6/28/2005

               1.1                  Elect Director Peter Chrum                           For         Did not vote        Management
               1.2                  Elect Director Daniel D. (Ron) Lane                  For         Did not vote        Management
               1.3                  Elect Director Andrew F. Pudzer                      For         Did not vote        Management
               1.4                  Elect Director Janet E. Kerr                         For         Did not vote        Management
                 2                  Adoption of 2005 Ominbus incentive compensation plan For         Did not vote        Management
                 3                  Amendent of the 1994 Employee Stock Purchase Plan    For         Did not vote        Management
                                    to increase the number of shares issuable thereunder


           Issuer:Laboratory Corp. of America
            CUSIP:50187A107
           Ticker:LH
     Meeting Date:5/18/2005

               1.1                  Elect Director Thomas P. Mahon                       For         Did not vote        Management
               1.2                  Elect Director Jean- Luc Belingard                   For         Did not vote        Management
               1.3                  Elect Director Wendy E. Lane                         For         Did not vote        Management
               1.4                  Elect Director R.E. Mittelstaedt, Jr.                For         Did not vote        Management
               1.5                  Elect Director Arthur H. Rubenstein                  For         Did not vote        Management
               1.6                  Elect Director Andrew G. Wallace                     For         Did not vote        Management
               1.7                  Elect Director M. Keith Weikel                       For         Did not vote        Management
                 2                  Ratification of the appt. of Price Waterhouse LLP    For         Did not vote        Management
                                    as independent registered public accounting firm
                                    for 2005.


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                                                        TILSON DIVIDEND FUND
                                                        --------------------

           Issuer:Netgear, Inc
            CUSIP:64111Q04
           Ticker:NTGR
     Meeting Date:5/18/2005

               1.1                  Elect Director Patrick C.S. Lo                       For         Did not vote        Management
               1.2                  Elect Director Ralph E. Faison                       For         Did not vote        Management
               1.3                  Elect Director Timothy Godwin                        For         Did not vote        Management
               1.4                  Elect Director Linwood A. Lacy, Jr.                  For         Did not vote        Management
               1.5                  Elect Director Gerald A. Poch                        For         Did not vote        Management
               1.6                  Elect Director Gregory Rossmann                      For         Did not vote        Management
                 2                  Proposal to ratify the appt of Pricewaterhouse       For         Did not vote        Management

           Issuer:Atlantic Tele-Network, Inc
            CUSIP:49079205
           Ticker:ANK
     Meeting Date:5/18/2005

               1.1                  Elect Director Ernst A. Burri                        For         Did not vote        Management
               1.2                  Elect Director Cornelius B. Prior, Jr.               For         Did not vote        Management
               1.3                  Elect Director Charles J. Roesslein                  For         Did not vote        Management
               1.4                  Elect Director Henry U. Wheatley                     For         Did not vote        Management
                 2                  Approval of the 2005 stock & incentive plan          For         Did not vote        Management


           Issuer:Birner Dental Management Services, Inc
            CUSIP:91283200
           Ticker:BDMS
     Meeting Date:6/7/2005

                 1                  Elect Director Brooks G. O' Neill                    For         Did not vote        Management
                 2                  Approval of 2005 Equity Incentive Plan               For         Did not vote        Management


           Issuer:Laboratory Corp. of America
            CUSIP:50187A107
           Ticker:LH
     Meeting Date:5/18/2005

               1.1                  Elect Director Thomas P. Mahon                       For         Did not vote        Management
               1.2                  Elect Director Jean- Luc Belingard                   For         Did not vote        Management
               1.3                  Elect Director Wendy E. Lane                         For         Did not vote        Management
               1.4                  Elect Director R.E. Mittelstaedt, Jr.                For         Did not vote        Management
               1.5                  Elect Director Arthur H. Rubenstein                  For         Did not vote        Management
               1.6                  Elect Director Andrew G. Wallace                     For         Did not vote        Management
               1.7                  Elect Director M. Keith Weikel                       For         Did not vote        Management
                 2                  Ratification of the appt. of Price Waterhouse LLP    For         Did not vote        Management
                                    as independent registered public accounting firm
                                    for 2005.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Tilson Investment Trust

By: (Signature and Title)   /s/ Whitney R. Tilson
                            _________________________________
                            Whitney R. Tilson
                            Trustee, President, and Principal Executive Officer

Date: August 30, 2005